UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04719
The GAMCO Westwood Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments — December 31, 2009 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS — 72.9%

	Aerospace — 1.3%
203,800	Herley Industries Inc.†	$2,830,782
41,500	Innovative Solutions & Support Inc.†	190,485

		3,021,267

	Agriculture — 0.1%
225	J.G. Boswell Co.	122,063
792	Limoneira Co.	114,840

		236,903

	Auto Manufacturers — 0.4%
486,900	Wabash National Corp.†	920,241

	Automotive: Parts and Accessories — 3.7%
400	Amerityre Corp.†	124
100,000	Dana Holding Corp.†	1,084,000
20,000	Federal-Mogul Corp.†	346,000
172,400	Midas Inc.†	1,456,780
83,000	Modine Manufacturing Co.†	982,720
6,000	Puradyn Filter Technologies Inc.†	1,368
213,000	Standard Motor Products Inc.†	1,814,760
70,300	Strattec Security Corp.†	1,300,550
65,000	Superior Industries International Inc.	994,500
40,000	Tenneco Inc.†	709,200

		8,690,002

	Aviation: Parts and Services — 2.5%
548,800	GenCorp Inc.†	3,841,600
90,015	Kaman Corp.	2,078,446

		5,920,046

	Broadcasting — 3.2%
190,000	Acme Communications Inc.†	95,000
36,400	Beasley Broadcast Group Inc., Cl. A†	129,220
47,600	Crown Media Holdings Inc., Cl. A†	69,020
5,000	Cumulus Media Inc., Cl. A†	11,400
75,000	Entercom Communications Corp., Cl. A†	530,250
15,000	Equity Media Holdings Corp.†	75
85,108	Fisher Communications Inc.†	1,383,005
924	Granite Broadcasting Corp.†	0
590,000	Gray Television Inc.†	890,900
110,000	LIN TV Corp., Cl. A†	490,600
385,000	Media General Inc., Cl. A†	3,018,400
126,700	Salem Communications Corp., Cl. A†	758,933
50,000	Sinclair Broadcast Group Inc., Cl. A†	201,500
20,000	Young Broadcasting Inc., Cl. A†	100

		7,578,403

	Building and Construction — 0.2%
1,000	Layne Christensen Co.†	28,710
160,000	Material Sciences Corp.†	283,200
7,000	The Monarch Cement Co.	217,140

		529,050

	Business Services — 3.6%
577,800	AMICAS Inc.†	3,143,232
28,000	ANC Rental Corp.†	11
89,000	Ascent Media Corp., Cl. A†	2,272,170
90,000	Bowne & Co. Inc.	601,200
21,500	Cenveo Inc.†	188,125
103	Chazak Value Corp.† (a)	0
67,650	EDGAR Online Inc.†	101,475
270,000	Edgewater Technology Inc.†	810,000
2,000	Liquidity Services Inc.†	20,140
137,500	Stamps.com Inc.†	1,237,500
1,000	StarTek Inc.†	7,480
33,000	Trans-Lux Corp.†	23,430

		8,404,763

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A† (a)	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
90,000	Adelphia Recovery Trust†	900
10,000	Outdoor Channel Holdings Inc.†	58,000

		58,900

	Closed-End Business Development Company — 0.2%
33,100	MVC Capital Inc.	390,580

	Closed-End Funds — 0.3%
90,843	KKR & Company (Guernsey) LP†	772,166

	Communications Equipment — 0.3%
19,500	Communications Systems Inc.	242,580
10,830	Sycamore Networks Inc.	226,455
35,750	Symmetricom Inc.†	185,900
4,000	Technical Communications Corp.†	16,400
40,000	ViewCast.com Inc.†	7,600

		678,935

	Computer Software and Services — 1.4%
150,000	Furmanite Corp.†	571,500
1,910	Gemalto NV†	83,511
142,500	Global Sources Ltd.†	890,625
39,000	GSE Systems Inc.†	213,720
36,000	Mercury Computer Systems Inc.†	396,360
400	MTS Systems Corp.	11,496
68,500	Phoenix Technologies Ltd.†	188,375
55,700	PLATO Learning Inc.†	242,852
834	Prosoft Learning Corp.† (a)	0
850,000	StorageNetworks Inc., Escrow† (a)	25,500
70,000	Tier Technologies Inc., Cl. B†	560,000
3,000	Tyler Technologies Inc.†	59,730

		3,243,669

	Consumer Products — 1.3%
18,000	Adams Golf Inc.†	53,640
58,000	Heelys Inc.†	126,440
3,000	Johnson Outdoors Inc., Cl. A	29,310
15,300	Lakeland Industries Inc.†	122,400
40,000	Marine Products Corp.	197,200
10,000	MarineMax Inc.†	91,900
300	National Presto Industries Inc.	32,769
59,300	Oil-Dri Corp. of America	919,150
22,550	PC Group Inc.†	7,234
187,665	Schiff Nutrition International Inc.	1,467,540
41,530	Syratech Corp.†	1,250

		3,048,833

	Consumer Services — 0.5%
212,200	1-800-FLOWERS.COM Inc., Cl. A†	562,330
27,000	Bowlin Travel Centers Inc.†	30,240
1,100	Collectors Universe Inc.	10,285
35,000	TiVo Inc.†	356,300
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Consumer Services (Continued)
10,000	Valassis Communications Inc.†	$182,600

		1,141,755

	Diversified Industrial — 4.1%
23,300	Ampco-Pittsburgh Corp.	734,649
70,800	Brush Engineered Materials Inc.†	1,312,632
200	Burnham Holdings Inc., Cl. A	1,900
40,000	Chase Corp.	472,400
13,800	Graham Corp.	285,660
167,500	Griffon Corp.†	2,046,850
25,000	Haulotte Group SA	226,142
125,000	Hawk Corp., Cl. A†	2,201,250
167,800	Katy Industries Inc.†	293,650
437,500	Magnetek Inc.†	673,750
31,500	Myers Industries Inc.	286,650
31,200	National Patent Development Corp.†	49,920
10,000	Park-Ohio Holdings Corp.†	56,500
2,000	Quixote Corp.†	12,740
13,000	RWC Inc.†	37,700
75,219	Stamford Industrial Group Inc.†	2,332
77,848	Tech/Ops Sevcon Inc.†	185,278
34,200	Twin Disc Inc.	357,048
157,300	WHX Corp.†	377,520

		9,614,571

	Educational Services — 0.1%
7,100	Universal Technical Institute Inc.†	143,420

	Electronics — 7.5%
24,000	A123 Systems Inc.†	538,560
50,000	Alliance Semiconductor Corp.	11,000
67,800	Bel Fuse Inc., Cl. A	1,318,032
7,000	Bel Fuse Inc., Cl. B	150,430
79,500	BTU International Inc.†	504,825
391,500	California Micro Devices Corp.†	1,843,965
175,500	CTS Corp.	1,688,310
2,000	GSI Group Inc.†	1,730
51,300	IMAX Corp.†	682,290
157,900	IntriCon Corp.†	478,437
168,300	LeCroy Corp.†	614,295
50,000	Merrimac Industries Inc.†	795,500
10,800	Mesa Laboratories Inc.	284,580
75,000	Methode Electronics Inc.	651,000
69,500	MoSys Inc.†	272,440
63,000	Newport Corp.†	578,970
33,800	Park Electrochemical Corp.	934,232
70,000	Pericom Semiconductor Corp.†	807,100
2,000	Schmitt Industries Inc.†	7,000
20,000	SIRIT Inc.†	5,450
207,300	Stoneridge Inc.†	1,867,773
134,900	Ultra Clean Holdings Inc.†	942,951
71,700	Ultralife Corp.†	309,744
49,000	Ultratech Inc.†	728,140
65,500	Zoran Corp.†	723,775
110,000	Zygo Corp.†	740,300

		17,480,829

	Energy and Utilities: Electric — 0.6%
37,000	Maine & Maritimes Corp.	1,287,600

	Energy and Utilities: Integrated — 0.1%
6,000	MGE Energy Inc.	214,440
95,200	Progress Energy Inc., CVO†	14,280

		228,720

	Energy and Utilities: Natural Gas — 1.3%
31,500	Chesapeake Utilities Corp.	1,009,575
44,500	Corning Natural Gas Corp.	854,400
16,000	Delta Natural Gas Co. Inc.	457,760
3,000	Evergreen Energy Inc.†	1,029
31,200	PetroCorp Escrow Shares† (a)	1,872
16,500	RGC Resources Inc.	487,575
20,300	U.S. Energy Corp.†	120,379

		2,932,590

	Energy and Utilities: Oil — 0.4%
63,600	Tesco Corp.†	821,076

	Energy and Utilities: Services — 0.5%
9,500	Acergy SA, ADR	148,295
39,800	Allis-Chalmers Energy Inc.†	150,046
3,000	Covanta Holding Corp.†	54,270
17,000	Dawson Geophysical Co.†	392,870
40,000	RPC Inc.	416,000

		1,161,481

	Energy and Utilities: Water — 1.7%
6,000	Artesian Resources Corp., Cl. A	109,860
8,700	Cadiz Inc.†	104,139
2,500	California Water Service Group	92,050
40,000	Consolidated Water Co. Ltd.	571,600
35,000	Energy Recovery Inc.†	240,800
8,500	Middlesex Water Co.	149,855
72,800	Pennichuck Corp.	1,538,264
39,800	SJW Corp.	898,286
10,000	The York Water Co.	145,100

		3,849,954

	Entertainment — 1.2%
22,000	Canterbury Park Holding Corp.†	159,060
1,802	Chestnut Hill Ventures† (a)	60,790
210,000	Dover Motorsports Inc.	438,900
2,000	LodgeNet Entertainment Corp.†	11,060
60,000	Triple Crown Media Inc.†	78
771,300	Youbet.com Inc.†	2,213,631

		2,883,519

	Environmental Control — 0.2%
10,000	BioteQ Environmental Technologies Inc.†	11,570
120,000	Casella Waste Systems Inc., Cl. A†	482,400
500	Sharps Compliance Corp.†	4,800

		498,770

	Equipment and Supplies — 4.2%
170,000	Baldwin Technology Co. Inc., Cl. A†	221,000
20,000	Capstone Turbine Corp.†	25,800
30,100	CIRCOR International Inc.	757,918
202,400	Core Molding Technologies Inc.†	584,936
6,100	Fedders Corp.† (a)	0
1,000	Genoil Inc.†	124
160,000	Gerber Scientific Inc.†	808,000
8,500	Gildemeister AG	138,058
8,000	GrafTech International Ltd.†	124,400
18,048	Interpump Group SpA†	95,988
75,600	L.S. Starrett Co., Cl. A	666,036
20,000	Maezawa Kyuso Industries Co. Ltd.	284,748
See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Equipment and Supplies (Continued)
75,000	Met-Pro Corp.	$796,500
9,000	Mine Safety Appliances Co.	238,770
186,500	SL Industries Inc.†	1,562,870
1,000	SRS Labs Inc.†	7,330
4,000	The Eastern Co.	53,720
320,000	TransAct Technologies Inc.†	2,220,800
50,000	Vicor Corp.†	465,000
24,000	WaterFurnace Renewable Energy Inc.	595,726
500	Watts Water Technologies Inc., Cl. A	15,460

		9,663,184

	Financial Services — 4.0%
16,100	Berkshire Bancorp Inc.†	96,600
75	Burke & Herbert Bank and Trust Co.	135,750
40,000	Capital Financial Holdings Inc.†	5,600
29,000	Crazy Woman Creek Bancorp Inc.	424,125
305,000	Epoch Holding Corp.	3,187,250
20	Farmers & Merchants Bank of Long Beach	75,900
9,195	Fidelity Southern Corp.†	33,102
60,000	Flushing Financial Corp.	675,600
10	Guaranty Corp., Cl. A†	31,000
5,000	Hampton Roads Bankshares Inc.	8,650
51,750	Hudson Valley Holding Corp.	1,276,155
15,000	Meadowbrook Insurance Group Inc.	111,000
28,500	Nara Bancorp Inc.†	323,190
11,055	New York Community Bancorp Inc.	160,408
5,697	Northrim BanCorp Inc.	96,165
25,000	Oritani Financial Corp.	343,250
5,000	Provident New York Bancorp	42,200
45,000	Pzena Investment Management Inc., Cl. A†	366,300
3,600	Seacoast Banking Corp. of Florida	5,868
116	Sunwest Bank†	278,400
55,000	SWS Group Inc.	665,500
1,060	TIB Financial Corp.†	689
10,000	Tree.com Inc.†	91,500
1,700	Value Line Inc.	42,687
52,339	Whitney Holding Corp.	476,808
38,100	Wilshire Bancorp Inc.	312,039

		9,265,736

	Food and Beverage — 1.5%
1,000	Andrew Peller Ltd., Cl. A	7,458
18,000	Boston Beer Co. Inc., Cl. A†	838,800
4,000	Genesee Corp., Cl. A† (a)	0
30,100	Genesee Corp., Cl. B† (a)	0
1,100	Hanover Foods Corp., Cl. A	113,713
2,000	J & J Snack Foods Corp.	79,920
113,300	Lifeway Foods Inc.†	1,346,004
15,000	MGP Ingredients Inc.†	114,750
7,000	Rock Field Co. Ltd.	91,169
3,000	Scheid Vineyards Inc., Cl. A†	50,250
1,000	The Inventure Group Inc.†	2,360
240,000	Tingyi (Cayman Islands) Holding Corp.	594,320
280,000	Vitasoy International Holdings Ltd.	196,456
17,000	Willamette Valley Vineyards Inc.†	55,250

		3,490,450

	Health Care — 8.2%
4,000	AFP Imaging Corp.†	200
30,000	AngioDynamics Inc.†	482,400
12,800	ArthroCare Corp.†	303,360
228,500	BioLase Technology Inc.†	434,150
10,000	Boiron SA	427,341
1,000	Bruker Corp.†	12,060
12,000	Cantel Medical Corp.†	242,160
64,500	Cepheid Inc.†	804,960
500,000	Continucare Corp.†	2,185,000
100	CPEX Pharmaceuticals Inc.†	1,129
13,000	Crucell NV, ADR†	262,340
75,000	Cutera Inc.†	638,250
60,000	Cynosure Inc., Cl. A†	689,400
120,000	Del Global Technologies Corp.†	75,600
5,000	DexCom Inc.†	40,400
1,000	Elite Pharmaceuticals Inc.†	110
60,300	Exactech Inc.†	1,043,793
28,700	Heska Corp.†	15,139
73,400	Home Diagnostics Inc.†	447,740
1,000	ICU Medical Inc.†	36,440
10,000	Indevus Pharmaceuticals Inc., Escrow† (a)	11,000
11,000	InfuSystems Holdings Inc.†	24,200
5,000	Inverness Medical Innovations Inc.†	207,550
119,700	IRIS International Inc.†	1,479,492
10,000	Matrixx Initiatives Inc.†	42,200
71,000	Medical Nutrition USA Inc.†	139,160
60,000	Micrus Endovascular Corp.†	900,600
95,000	Neogen Corp.†	2,242,950
2,500	NMT Medical Inc.†	6,175
40,000	Opko Health Inc.†	73,200
21,500	Orthofix International NV†	665,855
489,900	OTIX Global Inc.†	406,568
78,800	Pain Therapeutics Inc.†	422,368
17,000	Palomar Medical Technologies Inc.†	171,360
10,000	PreMD Inc.†	700
22,000	Quidel Corp.†	303,160
63,000	Rochester Medical Corp.†	701,190
37,415	RTI Biologics Inc.†	143,673
213,900	Strategic Diagnostics Inc.†	295,182
95,000	Syneron Medical Ltd.†	992,750
2,000	Targanta Therapeutics Corp., Escrow† (a)	1,280
1,000	ThermoGenesis Corp.†	571
79,400	United-Guardian Inc.	911,512
30,600	Vascular Solutions Inc.†	256,734
19,000	Young Innovations Inc.	470,820

		19,012,222

	Hotels and Gaming — 1.4%
400	Churchill Downs Inc.	14,940
256,000	Dover Downs Gaming & Entertainment Inc.	967,680
2,000	Florida Gaming Corp.†	9,000
15,000	Full House Resorts Inc.†	52,200
4,000	Gaylord Entertainment Co.†	79,000
46,000	Morgans Hotel Group Co.†	208,380
8,500	Multimedia Games Inc.†	51,085
21,500	Pinnacle Entertainment Inc.†	193,070
140,600	Sonesta International Hotels Corp., Cl. A	1,479,112
24,000	The Marcus Corp.	307,680

		3,362,147

	Machinery — 1.0%
170,000	Flow International Corp.†	523,600
23,000	Key Technology Inc.†	268,180
6,000	Lindsay Corp.	239,100
25,000	Tennant Co.	654,750
15,000	The Middleby Corp.†	735,300

		2,420,930

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Manufactured Housing and Recreational Vehicles — 1.0%
12,000	Cavco Industries Inc.†	$431,040
1,170,300	Coachmen Industries Inc.†	1,345,845
21,600	Nobility Homes Inc.†	225,720
8,000	Palm Harbor Homes Inc.†	16,560
14,300	Skyline Corp.	263,120
7,000	Winnebago Industries Inc.†	85,400

		2,367,685

	Metals and Mining — 0.3%
116,600	5N Plus Inc.†	663,355
20,000	Canplats Resources Corp.†	98,102
2,000	Uranium Resources Inc.†	1,540

		762,997

	Paper and Forest Products — 0.1%
900	Keweenaw Land Association Ltd.	155,700

	Publishing — 2.9%
165,000	Belo Corp., Cl. A	897,600
68,803	Cambium Learning Group Inc.†	269,708
23,800	Il Sole 24 Ore	65,473
1,020,000	Journal Communications Inc., Cl. A	3,967,800
200,000	PRIMEDIA Inc.	722,000
120,000	The E.W. Scripps Co., Cl. A†	835,200

		6,757,781

	Real Estate — 0.9%
8,700	Bresler & Reiner Inc.†	16,965
7,000	Capital Properties Inc., Cl. A	64,750
6,000	Capital Properties Inc., Cl. B (a)(b)	55,500
28,000	Cohen & Steers Inc.	639,520
21,000	Griffin Land & Nurseries Inc.	611,730
4,700	Gyrodyne Co. of America Inc.†	188,024
2,600	Holobeam Inc.†	39,715
64,500	Reading International Inc., Cl. A†	261,225
25,700	Reading International Inc., Cl. B†	154,200
2,508	Royalty LLC† (a)(b)	996

		2,032,625

	Restaurants — 2.5%
106,277	Nathan’s Famous Inc.†	1,621,787
12,579	The Steak n Shake Co.†	4,077,154
17,000	Western Sizzlin Corp.†	152,150

		5,851,091

	Retail — 1.7%
120,000	Coldwater Creek Inc.†	535,200
496,900	CoolBrands International Inc.†	579,641
84,000	Ingles Markets Inc., Cl. A	1,270,920
7,800	Movado Group Inc.	75,816
20,000	Rush Enterprises Inc., Cl. A†	237,800
35,000	Rush Enterprises Inc., Cl. B†	367,500
7,000	The Bon-Ton Stores Inc.	68,670
60,300	The Great Atlantic & Pacific Tea Co. Inc.†	710,937
5,000	Village Super Market Inc., Cl. A	136,600

		3,983,084

	Semiconductors — 0.1%
14,800	Amtech Systems Inc.†	163,096

	Specialty Chemicals — 4.1%
557,500	Ferro Corp.	4,593,800
267,226	General Chemical Group Inc.†	4,676
47,000	Hawkins Inc.	1,026,010
16,000	ICO Inc.	116,960
1,000	KMG Chemicals Inc.	14,950
240,000	Omnova Solutions Inc.†	1,471,200
130,000	Zep Inc.	2,251,600

		9,479,196

	Telecommunications — 1.9%
387,500	Adaptec Inc.†	1,298,125
1,000	Ambient Corp.†	149
18,000	Applied Signal Technology Inc.	347,220
12,000	Atlantic Tele-Network Inc.	660,120
175	Consolidated Communications Holdings Inc.	3,063
2,000	Electronic Systems Technology Inc.†	940
55,000	HickoryTech Corp.	485,650
80	Horizon Telecom Inc., Cl. A	6,080
350	Horizon Telecom Inc., Cl. B†	27,125
55,100	New Ulm Telecom Inc.	301,673
10,000	PNV Inc.†	20
7,788	Preformed Line Products Co.	341,114
18,000	Shenandoah Telecommunications Co.	366,300
100	Virgin Media Inc.	1,683
53,875	Windstream Corp.	592,086

		4,431,348

	Transportation — 0.4%
8,200	PHI Inc.†	169,330
8,000	Pinnacle Airlines Corp.†	55,040
64,000	Providence and Worcester Railroad Co.	688,000
400	Trailer Bridge Inc.†	1,900

		914,270

	TOTAL COMMON STOCKS	169,651,585

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
20,000	Jungheinrich AG Pfd.	384,191

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A† (a)(b)(c)	0

	Food and Beverage — 0.0%
2,000	Seneca Foods Corp., Zero Coupon Cv. Pfd., Ser. 2003 † (a)	47,740

	TOTAL CONVERTIBLE PREFERRED STOCKS	47,740

	WARRANTS — 0.0%
	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

		0

	Business Services — 0.0%
1,666	Avalon Digital Marketing Systems Inc., expire 11/11/11† (a)(b)	0

	TOTAL WARRANTS	0

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty Mitessm Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT OBLIGATIONS — 26.9%

	U.S. Treasury Bills — 24.4%
$56,871,000	U.S. Treasury Bills, 0.041% to 0.279%††, 01/28/10 to 06/24/10	$56,852,500

	U.S. Treasury Cash Management Bills — 2.5%
5,700,000	U.S. Treasury Cash Management Bills, 0.101% to 0.162%††, 04/01/10 to 06/10/10	5,697,860

	TOTAL U.S. GOVERNMENT OBLIGATIONS	62,550,360

	TOTAL INVESTMENTS — 100.0% (Cost $196,352,347)	$232,633,876

	Aggregate book cost	$196,352,347

	Gross unrealized appreciation	$46,340,374
	Gross unrealized depreciation	(10,058,845)

	Net unrealized appreciation/depreciation	$36,281,529

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2009, the market value of fair valued securities amounted to $204,678 or 0.09% of total investments.

(b)	At December 31, 2009, the Fund held investments in restricted and illiquid securities amounting to $56,496 or 0.02% of total investments, which were valued under methods approved by the Board of Trustees as follows:

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to schedule of investments.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.9%

	Aerospace — 1.9%
2,400	AAR Corp.†	$55,152
700	Esterline Technologies Corp.†	28,539
1,800	Herley Industries Inc.†	25,002
3,500	Hexcel Corp.†	45,430
4,600	Kaman Corp.	106,214

		260,337

	Automotive — 0.6%
700	AutoNation Inc.†	13,405
400	Navistar International Corp.†	15,460
1,500	Penske Automotive Group Inc.†	22,770
2,100	Rush Enterprises Inc., Cl. A†	24,969

		76,604

	Automotive: Parts and Accessories — 0.9%
1,900	Federal-Mogul Corp.†	32,870
4,300	Midas Inc.†	36,335
400	Monro Muffler Brake Inc.	13,376
1,600	Superior Industries International Inc.	24,480
1,300	The Pep Boys — Manny, Moe & Jack	10,998

		118,059

	Aviation: Parts and Services — 0.4%
1,300	Astronics Corp.†	11,115
2,100	Ducommun Inc.	39,291

		50,406

	Building and Construction — 0.7%
2,600	Chicago Bridge & Iron Co., NV†	52,572
1,400	Insituform Technologies Inc., Cl. A†	31,808
500	KBR Inc.	9,500

		93,880

	Business Services — 3.5%
600	Alliance Data Systems Corp.†	38,754
1,050	Ascent Media Corp., Cl. A†	26,807
8,854	Bowne & Co. Inc.	59,145
3,200	Convergys Corp.†	34,400
7,043	Edgewater Technology Inc.†	21,129
4,381	Federal Signal Corp.	26,374
6,600	GP Strategies Corp.†	49,698
2,000	Healthcare Services Group Inc.	42,920
1,200	Kforce Inc.†	15,000
3,000	MDC Partners Inc., Cl. A†	25,020
3,500	Mine Safety Appliances Co.	92,855
1,500	RSC Holdings Inc.†	10,560
1,000	Tetra Tech Inc.†	27,170

		469,832

	Communications Equipment — 1.2%
1,300	CommScope Inc.†	34,489
3,300	Plantronics Inc.	85,734
7,900	Symmetricom Inc.†	41,080

		161,303

	Computer Hardware — 0.9%
818	Electronics for Imaging Inc.†	10,642
6,100	QLogic Corp.†	115,107

		125,749

	Computer Software and Services — 8.7%
4,800	Akamai Technologies Inc.†	121,584
2,000	AOL Inc.†	46,560
2,500	Avid Technology Inc.†	31,900
2,500	Cadence Design Systems Inc.†	14,975
2,700	CDC Software Corp., ADR†	26,082
4,200	Cray Inc.†	26,964
1,600	Evolving Systems Inc.†	10,000
3,300	Fair Isaac Corp.	70,323
6,500	Lawson Software Inc.†	43,225
29,600	Magma Design Automation Inc.†	68,376
4,900	Mercury Computer Systems Inc.†	53,949
6,000	NCR Corp.†	66,780
4,500	Omnicell Inc.†	52,605
7,700	Parametric Technology Corp.†	125,818
2,200	PC-Tel Inc.†	13,024
17,300	Phoenix Technologies Ltd.†	47,575
2,500	PLATO Learning Inc.†	10,900
2,600	Progress Software Corp.†	75,946
8,600	Saba Software Inc.†	35,604
3,000	Safeguard Scientifics Inc.†	30,930
2,200	Schawk Inc.	29,920
1,000	STEC Inc.†	16,340
500	Sykes Enterprises Inc.†	12,735
1,900	Teradata Corp.†	59,717
6,900	THQ Inc.†	34,776
5,500	Tier Technologies Inc., Cl. B†	44,000

		1,170,608

	Consumer Products — 1.8%
3,000	Callaway Golf Co.	22,620
900	Jarden Corp.	27,819
2,600	Kid Brands Inc.†	11,388
4,400	Knoll Inc.	45,452
2,000	Pactiv Corp.†	48,280
300	The Warnaco Group Inc.†	12,657
6,900	The Wet Seal Inc., Cl. A†	23,805
1,000	Tupperware Brands Corp.	46,570

		238,591

	Consumer Services — 0.3%
2,800	1-800-FLOWERS.COM Inc., Cl. A†	7,420
2,800	TiVo Inc.†	28,504

		35,924

	Diversified Industrial — 3.9%
2,500	A.M. Castle & Co.	34,225
2,200	Barnes Group Inc.	37,180
1,700	Brush Engineered Materials Inc.†	31,518
1,860	Columbus McKinnon Corp.†	25,408
4,788	Griffon Corp.†	58,509
700	Kaydon Corp.	25,032
700	Lawson Products Inc.	12,355
4,800	Littelfuse Inc.†	154,320
3,100	Sealed Air Corp.	67,766
600	Terex Corp.†	11,886
700	Texas Industries Inc.	24,493
2,600	Tredegar Corp.	41,132

		523,824

See accompanying notes to schedule of investments.

1

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Educational Services — 0.4%
1,200	Corinthian Colleges Inc.†	$16,524
7,700	Princeton Review Inc.†	31,262

		47,786

	Electronics — 16.1%
800	Analogic Corp.	30,808
3,600	Avnet Inc.†	108,576
3,150	BTU International Inc.†	20,003
2,100	Coherent Inc.†	62,433
4,850	CTS Corp.	46,657
5,600	Electro Scientific Industries Inc.†	60,592
1,400	FARO Technologies Inc.†	30,016
700	General Cable Corp.†	20,594
10,300	International Rectifier Corp.†	227,836
8,300	Keithley Instruments Inc.	38,595
23,100	LeCroy Corp.†	84,315
1,800	MKS Instruments Inc.†	31,338
7,800	Molex Inc.	168,090
11,550	Newport Corp.†	106,144
2,200	OSI Systems Inc.†	60,016
4,100	Park Electrochemical Corp.	113,324
6,600	Pericom Semiconductor Corp.†	76,098
7,400	Radisys Corp.†	70,670
5,000	Trident Microsystems Inc.†	9,300
10,100	TTM Technologies Inc.†	116,453
3,300	Ultralife Corp.†	14,256
3,600	Varian Semiconductor Equipment Associates Inc.†	129,168
27,900	Vishay Intertechnology Inc.†	232,965
500	Woodward Governor Co.	12,885
6,800	Zebra Technologies Corp., Cl. A†	192,848
8,800	Zoran Corp.†	97,240

		2,161,220

	Energy and Utilities — 7.4%
2,000	BJ Services Co.	37,200
10,100	Brigham Exploration Co.†	136,855
1,000	Flint Energy Services Ltd.†	9,227
2,600	Goodrich Petroleum Corp.†	63,310
800	Helix Energy Solutions Group Inc.†	9,400
7,500	Matrix Service Co.†	79,875
5,000	Petrohawk Energy Corp.†	119,950
5,200	Pike Electric Corp.†	48,256
4,400	Pride International Inc.†	140,404
1,000	Rosetta Resources Inc.†	19,930
4,400	Rowan Companies Inc.†	99,616
293	Seahawk Drilling Inc.†	6,604
8,300	Southwest Water Co.	48,887
3,900	Superior Energy Services Inc.†	94,731
4,300	Tesco Corp.†	55,513
500	Unit Corp.†	21,250

		991,008

	Entertainment — 1.0%
2,000	Discovery Communications Inc., Cl. A†	61,340
400	International Speedway Corp., Cl. A	11,380
6,350	Take-Two Interactive Software Inc.†	63,817

		136,537

	Equipment and Supplies — 5.2%
900	Advanced Energy Industries Inc.†	13,572
1,200	AZZ Inc.†	39,240
3,250	Cohu Inc.	45,338
1,000	Crown Holdings Inc.†	25,580
14,000	Gerber Scientific Inc.†	70,700
2,400	GrafTech International Ltd.†	37,320
4,000	IDEX Corp.	124,600
800	John Bean Technologies Corp.	13,608
1,850	Robbins & Myers Inc.	43,512
200	Teleflex Inc.	10,778
2,300	Tennant Co.	60,237
6,500	The Manitowoc Co. Inc.	64,805
2,200	The Toro Co.	91,982
2,200	Titan Machinery Inc.†	25,388
1,750	Vicor Corp.†	16,275
200	Watsco Inc.	9,796

		692,731

	Financial Services — 13.5%
1,000	Berkshire Hills Bancorp Inc.	20,680
1,600	Brookline Bancorp Inc.	15,856
1,100	Brown & Brown Inc.	19,767
3,700	Cardinal Financial Corp.	32,338
2,300	Climate Exchange plc†	23,627
3,300	Columbia Banking System Inc.	53,394
10,000	Cowen Group Inc., Cl. A†	59,200
1,750	Danvers Bancorp Inc.	22,732
1,100	Eastern Virginia Bankshares Inc.	7,810
1,900	Epoch Holding Corp.	19,855
6,850	FBR Capital Markets Corp.†	42,333
25,000	First Niagara Financial Group Inc.	347,750
600	Hancock Holding Co.	26,274
5,000	HF Financial Corp.	47,000
2,750	Hudson Valley Holding Corp.	67,815
700	IBERIABANK Corp.	37,667
2,500	Investors Bancorp Inc.†	27,350
1,300	KBW Inc.†	35,568
2,000	Knight Capital Group Inc., Cl. A†	30,800
3,900	Meadowbrook Insurance Group Inc.	28,860
17,600	Nara Bancorp Inc.†	199,584
6,000	National Penn Bancshares Inc.	34,740
3,950	NewAlliance Bancshares Inc.	47,439
2,000	Old National Bancorp	24,860
4,100	Sterling Bancorp	29,274
2,900	SVB Financial Group†	120,901
1,300	The NASDAQ OMX Group Inc.†	25,766
6,200	Umpqua Holdings Corp.	83,142
5,000	Valley National Bancorp	70,650
1,300	Waddell & Reed Financial Inc., Cl. A	39,702
1,000	Washington Banking Co.	11,940
3,900	Washington Trust Bancorp Inc.	60,762
4,300	Webster Financial Corp.	51,041
3,750	Westfield Financial Inc.	30,937
400	WSFS Financial Corp.	10,252

		1,807,666

	Food and Beverage — 0.6%
3,600	Smart Balance Inc.†	21,600
2,800	The Cheesecake Factory Inc.†	60,452

		82,052

	Health Care — 4.7%
4,700	AngioDynamics Inc.†	75,576
1,000	Assisted Living Concepts Inc., Cl. A†	26,370
16,700	Clarient Inc.†	44,255
3,600	Continucare Corp.†	15,732
200	Covance Inc.†	10,914
See accompanying notes to schedule of investments.

2

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Health Care (Continued)
1,200	Cynosure Inc., Cl. A†	$13,788
5,600	Home Diagnostics Inc.†	34,160
2,700	Kindred Healthcare Inc.†	49,842
800	Natus Medical Inc.†	11,832
300	NBTY Inc.†	13,062
2,800	Omnicare Inc.	67,704
1,700	Perrigo Co.	67,728
1,500	PharMerica Corp.†	23,820
500	PSS World Medical Inc.†	11,285
2,175	Rochester Medical Corp.†	24,208
2,000	SonoSite Inc.†	47,260
500	STERIS Corp.	13,985
2,400	Sun Healthcare Group Inc.†	22,008
1,100	Syneron Medical Ltd.†	11,495
1,600	Zoll Medical Corp.†	42,752

		627,776

	Home Furnishings — 0.1%
1,300	Ethan Allen Interiors Inc.	17,446

	Machinery — 2.6%
1,700	Bucyrus International Inc.	95,829
1,150	Dynamic Materials Corp.	23,057
19,400	Flow International Corp.†	59,752
1,800	Gardner Denver Inc.	76,590
4,000	Lydall Inc.†	20,840
4,400	Trinity Industries Inc.	76,736

		352,804

	Metals and Mining — 0.6%
2,700	5N Plus Inc.†	15,361
950	Franco-Nevada Corp.	25,525
2,800	Red Back Mining Inc.†	40,159

		81,045

	Publishing — 1.2%
10,800	Belo Corp., Cl. A	58,752
3,900	Journal Communications Inc., Cl. A	15,171
1,900	Meredith Corp.	58,615
900	Scholastic Corp.	26,847

		159,385

	Real Estate — 0.1%
1,200	Kennedy-Wilson Holdings Inc.†	10,740

	Restaurants — 0.2%
5,700	Denny’s Corp.†	12,483
5,200	Morton’s Restaurant Group Inc.†	15,132

		27,615

	Retail — 3.7%
3,900	American Eagle Outfitters Inc.	66,222
3,700	AnnTaylor Stores Corp.†	50,468
2,700	HSN Inc.†	54,513
1,700	J. Crew Group Inc.†	76,058
7,300	Saks Inc.†	47,888
1,100	Stage Stores Inc.	13,596
6,300	Ticketmaster Entertainment Inc.†	76,986
1,600	Tiffany & Co.	68,800
1,900	Williams-Sonoma Inc.	39,482

		494,013

	Semiconductors — 12.2%
15,000	Advanced Analogic Technologies Inc.†	59,100
5,100	ATMI Inc.†	94,962
13,000	Brooks Automation Inc.†	111,540
8,900	Cascade Microtech Inc.†	40,050
36,000	Entegris Inc.†	190,080
4,300	Entropic Communications Inc.†	13,201
4,300	FormFactor Inc.†	93,568
21,400	FSI International Inc.†	62,916
18,500	Integrated Device Technology Inc.†	119,695
3,600	IXYS Corp.†	26,712
9,000	Kulicke & Soffa Industries Inc.†	48,510
6,600	Microsemi Corp.†	117,150
5,900	MoSys Inc.†	23,128
10,600	ON Semiconductor Corp.†	93,386
6,950	PLX Technology Inc.†	22,449
2,300	Rovi Corp.†	73,301
7,600	Silicon Image Inc.†	19,608
950	Silicon Laboratories Inc.†	45,923
12,300	Silicon Motion Technology Corp., ADR†	41,943
22,200	Ultra Clean Holdings Inc.†	155,178
1,550	Ultratech Inc.†	23,033
3,000	Veeco Instruments Inc.†	99,120
4,400	Verigy Ltd.†	56,628

		1,631,181

	Specialty Chemicals — 3.3%
2,800	American Vanguard Corp.	23,240
2,700	Arch Chemicals Inc.	83,376
5,569	Ferro Corp.	45,889
4,400	H.B. Fuller Co.	100,100
2,700	Olin Corp.	47,304
6,300	Penford Corp.	54,747
2,200	Valspar Corp.	59,708
1,650	Zep Inc.	28,578

		442,942

	Telecommunications — 0.8%
10,400	Harmonic Inc.†	65,832
1,200	Polycom Inc.†	29,964
5,800	UTStarcom Inc.†	12,702

		108,498

	Transportation — 0.4%
1,600	Atlas Air Worldwide Holdings Inc.†	59,600

	TOTAL COMMON STOCKS	13,257,162

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$145,000	U.S. Treasury Bill, 0.132%††, 05/13/10	144,939

	TOTAL INVESTMENTS — 100.0% (Cost $11,782,254)	$13,402,101

	Aggregate book cost	$11,782,254

	Gross unrealized appreciation	$2,437,291
	Gross unrealized depreciation	(817,444)

	Net unrealized appreciation/depreciation	$1,619,847

†	Non-income producing security.
See accompanying notes to schedule of investments.

3

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

4

GAMCO Westwood Income Fund
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 78.0%

	Agriculture — 0.6%
1,000	Archer-Daniels-Midland Co.	$31,310

	Banking — 3.3%
5,000	U.S. Bancorp	112,550
4,357	Valley National Bancorp	61,564

		174,114

	Computer Hardware — 3.2%
800	Apple Inc.†	168,688

	Computer Software and Services — 0.7%
2,000	EMC Corp.†	34,940

	Diversified Industrial — 3.2%
6,000	General Electric Co.	90,780
2,000	Honeywell International Inc.	78,400

		169,180

	Electronics — 3.1%
8,000	Intel Corp.	163,200

	Energy and Utilities: Integrated — 0.9%
2,000	Allegheny Energy Inc.	46,960

	Energy and Utilities: Natural Gas — 3.3%
8,500	Spectra Energy Corp.	174,335

	Energy and Utilities: Oil — 7.6%
1,000	BP plc, ADR	57,970
1,500	Chevron Corp.	115,485
3,000	ConocoPhillips	153,210
1,000	Devon Energy Corp.	73,500

		400,165

	Energy and Utilities: Services — 6.2%
5,000	Halliburton Co.	150,450
3,000	National Oilwell Varco Inc.	132,270
1,000	Noble Corp.	40,700

		323,420

	Energy and Utilities: Water — 2.8%
6,500	American Water Works Co. Inc.	145,665

	Financial Services — 10.6%
506	Alleghany Corp.†	139,656
8,000	Discover Financial Services	117,680
1,500	State Street Corp.	65,310
2,500	The Bank of New York Mellon Corp.	69,925
6,000	Wells Fargo & Co.	161,940

		554,511

	Food and Beverage — 14.8%
7,000	ConAgra Foods Inc.	161,350
3,761	General Mills Inc.	266,317
7,000	Kraft Foods Inc., Cl. A	190,260
2,000	PepsiCo Inc.	121,600
1,000	The Hershey Co.	35,790

		775,317

	Health Care — 5.8%
1,383	Bristol-Myers Squibb Co.	34,924
1,500	Johnson & Johnson	96,615
1,021	Mead Johnson Nutrition Co. Cl. A	44,606
6,940	Pfizer Inc.	126,239

		302,384

	Retail — 1.7%
3,000	The Home Depot Inc.	86,790

	Specialty Chemicals — 3.2%
5,000	E. I. du Pont de Nemours and Co.	168,350

	Telecommunications — 7.0%
6,000	AT&T Inc.	168,180
6,000	Verizon Communications Inc.	198,780

		366,960

	TOTAL COMMON STOCKS	4,086,289

	PREFERRED STOCKS — 11.2%
	Broadcasting — 2.6%
6,000	CBS Corp., 7.250% Pfd.	136,200

	Financial Services — 8.6%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	301,560
5,900	Wells Fargo Capital Trust IV, 7.000% Pfd.	148,503

		450,063

	TOTAL PREFERRED STOCKS	586,263

Principal
Amount
	CORPORATE BONDS — 4.7%

	Financial Services — 4.7%
$250,000	American Express Credit Corp., MTN, 0.393%, 06/16/11 (a)	246,723

	U.S. GOVERNMENT OBLIGATIONS — 6.1%
320,000	U.S. Treasury Bill, 0.122%††, 05/13/10	319,866

	TOTAL INVESTMENTS — 100.0% (Cost $5,639,641)	$5,239,141

	Aggregate book cost	$5,639,641

	Gross unrealized appreciation	$282,644
	Gross unrealized depreciation	(683,144)

	Net unrealized appreciation/depreciation	$(400,500)

(a)	Floating rate security. The rate disclosed is that in effect at December 31, 2009.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

MTN	Medium Term Note
See accompanying notes to schedule of investments.

1

GAMCO Westwood Equity Fund
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%

	Aerospace — 1.0%
27,200	Raytheon Co.	$1,401,344

	Automotive — 1.2%
36,800	Cummins Inc.	1,687,648

	Aviation: Parts and Services — 1.3%
25,800	United Technologies Corp.	1,790,778

	Banking — 7.7%
182,400	Bank of America Corp.	2,746,944
101,584	JPMorgan Chase & Co.	4,233,005
130,300	Wells Fargo & Co.	3,516,797

		10,496,746

	Business Services — 2.3%
20,300	FedEx Corp.	1,694,035
5,800	MasterCard Inc., Cl. A	1,484,684

		3,178,719

	Cable and Satellite — 4.0%
158,900	Comcast Corp., Cl. A	2,679,054
83,800	DIRECTV, Cl. A†	2,794,730

		5,473,784

	Communications Equipment — 5.1%
144,200	Cisco Systems Inc.†	3,452,148
180,900	Corning Inc.	3,493,179

		6,945,327

	Computer Hardware — 1.3%
13,800	International Business Machines Corp.	1,806,420

	Computer Software and Services — 6.4%
76,400	CA Inc.	1,715,944
71,700	eBay Inc.†	1,687,818
100,300	EMC Corp.†	1,752,241
59,900	Microsoft Corp.	1,826,351
72,500	Oracle Corp.	1,779,150

		8,761,504

	Consumer Products — 4.1%
42,700	NIKE Inc., Cl. B	2,821,189
56,880	Philip Morris International Inc.	2,741,047

		5,562,236

	Diversified Industrial — 5.7%
175,700	General Electric Co.	2,658,341
87,500	Honeywell International Inc.	3,430,000
33,800	ITT Corp.	1,681,212

		7,769,553

	Electronics — 1.3%
89,600	Intel Corp.	1,827,840

	Energy: Integrated — 3.8%
46,700	Dominion Resources Inc.	1,817,564
31,600	FPL Group Inc.	1,669,112
38,800	PG&E Corp.	1,732,420

		5,219,096

	Energy: Natural Gas — 2.6%
33,706	Apache Corp.	3,477,448

	Energy: Oil — 13.7%
55,700	Anadarko Petroleum Corp.	3,476,794
54,000	Chevron Corp.	4,157,460
34,400	ConocoPhillips	1,756,808
24,000	Devon Energy Corp.	1,764,000
60,000	Exxon Mobil Corp.	4,091,400
43,010	Occidental Petroleum Corp.	3,498,864

		18,745,326

	Entertainment — 1.3%
54,100	The Walt Disney Co.	1,744,725

	Financial Services — 11.1%
70,400	ACE Ltd.	3,548,160
45,200	Ameriprise Financial Inc.	1,754,664
6,200	BlackRock Inc.	1,439,640
16,400	Franklin Resources Inc.	1,727,740
94,100	MetLife Inc.	3,326,435
67,100	The Travelers Companies Inc.	3,345,606

		15,142,245

	Food and Beverage — 1.3%
63,100	Sysco Corp.	1,763,014

	Health Care — 9.9%
23,000	Becton, Dickinson and Co.	1,813,780
67,500	Bristol-Myers Squibb Co.	1,704,375
37,600	Covidien plc	1,800,664
42,800	Johnson & Johnson	2,756,748
46,000	Merck & Co. Inc.	1,680,840
206,200	Pfizer Inc.	3,750,778

		13,507,185

	Machinery — 2.5%
63,100	Deere & Co.	3,413,079

	Metals and Mining — 1.4%
39,300	Nucor Corp.	1,833,345

	Mutual Funds — 0.1%
174,436	Dreyfus Treasury Cash Management Fund	174,436

	Retail — 3.2%
53,200	CVS Caremark Corp.	1,713,572
128,000	The Gap Inc.	2,681,600

		4,395,172

	Specialty Chemicals — 3.3%
82,100	E. I. du Pont de Nemours and Co.	2,764,307
21,300	Praxair Inc.	1,710,603

		4,474,910

	Telecommunications — 3.1%
148,000	AT&T Inc.	4,148,440

	Transportation — 1.3%
27,300	Union Pacific Corp.	1,744,470

	TOTAL COMMON STOCKS	136,484,790

See accompanying notes to schedule of investments.

1

GAMCO Westwood Equity Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

Market
Value
TOTAL INVESTMENTS — 100.0% (Cost $120,227,077)	$136,484,790

Aggregate book cost	$120,227,077

Gross unrealized appreciation	$18,105,844
Gross unrealized depreciation	(1,848,131)

Net unrealized appreciation/depreciation	$16,257,713

†	Non-income producing security.
See accompanying notes to schedule of investments.

2

GAMCO Westwood Balanced Fund
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 63.5%

	Aerospace — 0.7%
17,100	Raytheon Co.	$880,992

	Automotive — 0.8%
23,000	Cummins Inc.	1,054,780

	Aviation: Parts and Services — 0.8%
14,800	United Technologies Corp.	1,027,268

	Banking — 4.5%
104,200	Bank of America Corp.	1,569,252
56,196	JPMorgan Chase & Co.	2,341,687
78,100	Wells Fargo & Co.	2,107,919

		6,018,858

	Business Services — 1.4%
13,000	FedEx Corp.	1,084,850
3,300	MasterCard Inc., Cl. A	844,734

		1,929,584

	Cable and Satellite — 2.6%
104,500	Comcast Corp., Cl. A	1,761,870
51,200	DIRECTV, Cl. A†	1,707,520

		3,469,390

	Communications Equipment — 3.1%
82,700	Cisco Systems Inc.†	1,979,838
111,600	Corning Inc.	2,154,996

		4,134,834

	Computer Hardware — 0.8%
8,300	International Business Machines Corp.	1,086,470

	Computer Software and Services — 3.9%
46,500	CA Inc.	1,044,390
43,500	eBay Inc.†	1,023,990
56,100	EMC Corp.†	980,067
33,200	Microsoft Corp.	1,012,268
46,580	Oracle Corp.	1,143,073

		5,203,788

	Consumer Products — 2.3%
24,500	NIKE Inc., Cl. B	1,618,715
30,920	Philip Morris International Inc.	1,490,035

		3,108,750

	Diversified Industrial — 3.3%
99,200	General Electric Co.	1,500,896
50,000	Honeywell International Inc.	1,960,000
19,290	ITT Corp.	959,485

		4,420,381

	Electronics — 0.8%
51,500	Intel Corp.	1,050,600

	Energy: Integrated — 1.5%
26,300	Dominion Resources Inc.	1,023,596
19,200	FPL Group Inc.	1,014,144

		2,037,740

	Energy: Natural Gas — 1.6%
21,555	Apache Corp.	2,223,829

	Energy: Oil — 8.4%
31,300	Anadarko Petroleum Corp.	1,953,746
34,300	Chevron Corp.	2,640,757
22,000	ConocoPhillips	1,123,540
14,700	Devon Energy Corp.	1,080,450
34,100	Exxon Mobil Corp.	2,325,279
28,200	Occidental Petroleum Corp.	2,294,070

		11,417,842

	Entertainment — 0.8%
34,600	The Walt Disney Co.	1,115,850

	Financial Services — 6.5%
39,900	ACE Ltd.	2,010,960
27,900	Ameriprise Financial Inc.	1,083,078
3,400	BlackRock Inc.	789,480
9,200	Franklin Resources Inc.	969,220
53,600	MetLife Inc.	1,894,760
42,100	The Travelers Companies Inc.	2,099,106

		8,846,604

	Food and Beverage — 0.8%
39,500	Sysco Corp.	1,103,630

	Health Care — 6.3%
13,900	Becton, Dickinson and Co.	1,096,154
44,300	Bristol-Myers Squibb Co.	1,118,575
23,800	Covidien plc	1,139,782
26,300	Johnson & Johnson	1,693,983
34,700	Merck & Co. Inc.	1,267,938
118,700	Pfizer Inc.	2,159,153

		8,475,585

	Machinery — 1.5%
37,800	Deere & Co.	2,044,602

	Metals and Mining — 0.9%
24,800	Nucor Corp.	1,156,920

	Mutual Funds — 2.8%
3,837,800	Dreyfus Treasury Cash Management Fund	3,837,800

	Retail — 1.9%
32,100	CVS Caremark Corp.	1,033,941
72,500	The Gap Inc.	1,518,875

		2,552,816

	Specialty Chemicals — 2.0%
49,800	E. I. du Pont de Nemours and Co.	1,676,766
12,600	Praxair Inc.	1,011,906

		2,688,672

	Telecommunications — 1.9%
90,600	AT&T Inc.	2,539,518

	Transportation — 0.8%
16,700	Union Pacific Corp.	1,067,130

	Utilities — 0.8%
24,500	PG&E Corp.	1,093,925

	TOTAL COMMON STOCKS	85,588,158

See accompanying notes to schedule of investments.

1

GAMCO Westwood Balanced Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS — 11.1%

	Banking — 2.5%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	$1,295,938
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,140,283
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	826,527

		3,262,748

	Computer Software and Services — 0.6%
750,000	Oracle Corp., 4.950%, 04/15/13	805,406

	Diversified Industrial — 0.9%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,270,457

	Electronics — 0.6%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	790,224

	Energy: Integrated — 0.4%
500,000	The Southern Co., 4.150%, 05/15/14	514,686

	Energy: Natural Gas — 0.8%
1,000,000	Apache Corp., 5.250%, 04/15/13	1,072,490

	Energy: Oil — 1.6%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,083,197
500,000	Marathon Oil Corp., 5.900%, 03/15/18	527,524
500,000	XTO Energy Inc., 6.500%, 12/15/18	572,339

		2,183,060

	Financial Services — 0.6%
750,000	ACE INA Holdings Inc., 5.600%, 05/15/15	805,768

	Food and Beverage — 0.7%
950,000	Anheuser-Busch Companies, Inc., 4.375%, 01/15/13	972,740

	Metals and Mining — 0.6%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	823,406

	Telecommunications — 0.4%
500,000	AT&T Corp., 6.700%, 11/15/13	564,609

	Transportation — 0.8%
1,000,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	1,065,980

	Wireless Communications — 0.6%
750,000	Vodafone Group plc, 4.150%, 06/10/14	772,366

	TOTAL CORPORATE BONDS	14,903,940

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.7%

	Federal Home Loan Mortgage Corp. — 5.6%
1,500,000	4.750%, 12/08/10	1,558,252
1,500,000	2.125%, 03/23/12	1,523,813
1,250,000	5.125%, 07/15/12	1,358,765
1,500,000	5.250%, 04/18/16	1,652,280
1,500,000	3.750%, 03/27/19	1,473,472

		7,566,582

	Federal National Mortgage Association — 7.1%
1,250,000	2.500%, 04/09/10	1,257,862
1,500,000	4.250%, 08/15/10	1,536,876
1,250,000	3.375%, 05/19/11	1,294,471
1,500,000	5.375%, 11/15/11	1,617,706
1,250,000	4.375%, 09/15/12	1,339,343
1,500,000	5.000%, 04/15/15	1,650,292
775,000	5.375%, 06/12/17	860,620

		9,557,170

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	17,123,752

	U.S. GOVERNMENT OBLIGATIONS — 12.7%

	U.S. Treasury Bills — 0.7%
1,000,000	U.S. Treasury Bill, 0.265%††, 03/11/10	999,936

	U.S. Treasury Inflation Indexed Notes — 6.0%
1,500,000	0.875%, 04/15/10	1,719,629
1,500,000	0.625%, 04/15/13	1,562,023
900,000	1.250%, 04/15/14	951,331
1,200,000	2.500%, 07/15/16	1,401,273
1,500,000	1.375%, 07/15/18	1,509,215
900,000	2.125%, 01/15/19	962,452

		8,105,923

	U.S. Treasury Notes — 6.0%
1,000,000	2.625%, 05/31/10	1,010,196
1,500,000	3.375%, 11/30/12	1,575,939
1,500,000	4.000%, 02/15/15	1,594,689
1,500,000	5.125%, 05/15/16	1,673,439
1,000,000	3.625%, 08/15/19	983,438
1,250,000	3.375%, 11/15/19	1,202,741

		8,040,442

	TOTAL U.S. GOVERNMENT OBLIGATIONS	17,146,301

	TOTAL INVESTMENTS — 100.0% (Cost $121,114,262)	$134,762,151

	Aggregate book cost	$121,114,262

	Gross unrealized appreciation	$14,549,307
	Gross unrealized depreciation	(901,418)

	Net unrealized appreciation/depreciation	$13,647,889

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to schedule of investments.

2

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 6.0%

	Mutual Funds — 6.0%
1,009,345	Dreyfus Treasury Cash Management Fund	$1,009,345

Principal
Amount
	CORPORATE BONDS — 33.7%

	Aerospace — 1.3%
$200,000	The Boeing Co., 6.000%, 03/15/19	217,419

	Banking — 5.7%
300,000	Bank of America Corp., 5.375%, 06/15/14	311,025
175,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	179,071
250,000	Citigroup Inc., 5.500%, 10/15/14	253,396
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	220,407

		963,899

	Computer Hardware — 1.2%
200,000	Hewlett-Packard Co., 2.250%, 05/27/11	202,910

	Computer Software and Services — 0.9%
150,000	Oracle Corp., 4.950%, 04/15/13	161,081

	Consumer Products — 1.0%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	170,125

	Diversified Industrial — 1.6%
250,000	General Electric Co., 5.000%, 02/01/13	264,679

	Electronics — 2.4%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	198,247
200,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	210,726

		408,973

	Energy and Utilities: Electric Integrated — 0.9%
150,000	The Southern Co., 4.150%, 05/15/14	154,406

	Energy and Utilities: Natural Gas — 1.3%
200,000	Apache Corp., 5.250%, 04/15/13	214,498

	Energy and Utilities: Oil — 3.4%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	216,639
125,000	Marathon Oil Corp., 5.900%, 03/15/18	131,881
200,000	XTO Energy Inc., 6.500%, 12/15/18	228,935

		577,455

	Financial Services — 6.7%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	188,013
300,000	Berkshire Hathaway Inc., 5.125%, 09/15/12	324,684
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	332,442
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	279,991

		1,125,130

	Food and Beverage — 2.7%
250,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	255,984
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	200,355

		456,339

	Metals and Mining — 1.3%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	219,575

	Telecommunications — 1.2%
175,000	AT&T Corp., 6.700%, 11/15/13	197,613

	Transportation — 2.1%
200,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	213,196
125,000	CSX Corp., 6.250%, 04/01/15	137,836

		351,032

	TOTAL CORPORATE BONDS	5,685,134

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.7%

	Federal Home Loan Bank — 2.7%
175,000	3.875%, 01/15/10	174,942
250,000	5.375%, 05/18/16	276,745

		451,687

	Federal Home Loan Mortgage Corp. — 11.0%
400,000	2.125%, 03/23/12	406,350
250,000	5.125%, 07/15/12	271,753
225,000	5.000%, 07/15/14	247,437
325,000	5.250%, 04/18/16	357,994
200,000	5.500%, 07/18/16	223,941
350,000	3.750%, 03/27/19	343,810

		1,851,285

	Federal National Mortgage Association — 17.0%
300,000	2.500%, 04/09/10	301,887
325,000	4.250%, 08/15/10	332,990
350,000	3.375%, 05/19/11	362,452
350,000	5.375%, 11/15/11	377,465
250,000	4.375%, 09/15/12	267,868
375,000	4.375%, 03/15/13	403,305
300,000	5.000%, 04/15/15	330,059
275,000	5.375%, 06/12/17	305,381
87,863	Pool #745122, 5.500%, 09/01/20	93,681
93,145	Pool #255554, 5.500%, 01/01/35	97,914

		2,873,002

See accompanying notes to schedule of investments.

1

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments (Continued) — December 31, 2009 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

	Government National Mortgage Association — 3.0%
$46,698	Pool #562288, 6.000%, 12/15/33	$49,835
92,568	Pool #604946, 5.500%, 01/15/34	97,606
82,538	Pool #604970, 5.500%, 01/15/34	87,030
117,616	Pool #003747, 5.000%, 08/20/35	121,437
134,480	Pool #550728, 5.500%, 11/15/35	141,630

		497,538

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,673,512

	U.S. GOVERNMENT OBLIGATIONS — 26.6%

	U.S. Treasury Bills — 1.8%
300,000	U.S. Treasury Bill, 0.265%††, 03/11/10	299,981

	U.S. Treasury Inflation Indexed Notes — 12.9%
275,000	0.875%, 04/15/10	315,265
325,000	0.625%, 04/15/13	338,438
225,000	1.250%, 04/15/14	237,833
275,000	2.500%, 07/15/16	321,125
300,000	1.375%, 07/15/18	301,843
275,000	2.125%, 01/15/19	294,082
350,000	2.500%, 01/15/29	378,885

		2,187,471

	U.S. Treasury Notes — 9.0%
300,000	2.000%, 09/30/10	303,656
300,000	4.250%, 08/15/15	321,188
250,000	5.125%, 05/15/16	278,907
275,000	3.500%, 02/15/18	272,830
350,000	3.375%, 11/15/19	336,768

		1,513,349

	U.S. Treasury Bonds — 2.9%
250,000	7.125%, 02/15/23	320,703
150,000	5.375%, 02/15/31	165,797

		486,500

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,487,301

	TOTAL INVESTMENTS — 100.0% (Cost $16,297,620)	$16,855,292

	Aggregate book cost	$16,297,620

	Gross unrealized appreciation	$581,356
	Gross unrealized depreciation	(23,684)

	Net unrealized appreciation/depreciation	$557,672

††	Represents annualized yield at date of purchase.

MTN	Medium Term Note
See accompanying notes to schedule of investments.

2

GAMCO Westwood Funds
Notes to Schedules of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., the Investment Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of December 31, 2009 is as follows:
GAMCO WESTWOOD FUNDS
FAS 157
December 31, 2009

	Valuation Inputs
		Level 2 Other	Level 3
		Significant	Significant	Total Market
	Level 1	Unobservable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	12/31/09
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	—	—	$0	$0
Cable	—	—	0	0
Computer Software and Services	$3,218,169	—	25,500	3,243,669
Energy and Utilities: Natural Gas	2,930,718	—	1,872	2,932,590
Entertainment	2,822,729	—	60,790	2,883,519
Equipment and Supplies	—	—	0	0
Food and Beverage	—	—	0	0
Health Care	18,999,942	—	12,280	19,012,222
Real Estate	1,976,129	$55,500	996	2,032,625
Other Industries (a)	139,546,960	—	—	139,546,960

Total Common Stocks	169,494,647	55,500	101,438	169,651,585

Preferred Stocks (a)	384,191	—	—	384,191
Convertible Preferred Stocks:
Business Services	—	—	0	0
Food and Beverage	—	47,740	—	47,740

Total Convertible Preferred Stocks	—	47,740	0	47,740

Warrants (a)	—	0	—	0
U.S. Government Obligations	—	62,550,360	—	62,550,360

TOTAL INVESTMENTS IN SECURITIES	$169,878,838	$62,653,600	$101,438	$232,633,876

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$136,484,790	—	—	$136,484,790

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$85,588,158	—	—	$85,588,158
Corporate Bonds	—	$14,903,940	—	14,903,940
U.S. Government Agency Obligations	—	17,123,752	—	17,123,752
U.S. Government Obligations	—	17,146,301	—	17,146,301

TOTAL INVESTMENTS IN SECURITIES	$85,588,158	$49,173,993	—	$134,762,151

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,009,345	—	—	$1,009,345
Corporate Bonds	—	$5,685,134	—	5,685,134
U.S. Government Agency Obligations	—	5,673,512	—	5,673,512
U.S. Government Obligations	—	4,487,301	—	4,487,301

TOTAL INVESTMENTS IN SECURITIES	$1,009,345	$15,845,947	—	$16,855,292

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$13,257,162	—	—	$13,257,162
U.S. Government Obligations	—	$144,939	—	144,939

TOTAL INVESTMENTS IN SECURITIES	$13,257,162	$144,939	—	$13,402,101

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,086,289	—	—	$4,086,289
Preferred Stocks (a)	586,263	—	—	586,263
Corporate Bonds	—	$246,723	—	246,723
U.S. Government Obligations	—	319,866	—	319,866

TOTAL INVESTMENTS IN SECURITIES	$4,672,552	$566,589	—	$5,239,141

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
There were no Level 3 investments held at September 30, 2009 or December 31, 2009 for Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, and Income Fund.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
GAMCO Mighty Mites

				Change in				Net change in unrealized
		Accrued		unrealized	Net	Transfers in		appreciation/depreciation
	Balance as of	discounts/	Realized	appreciation/	purchases/	and/or out of	Balance as of	during the period on Level 3
	9/30/09	(premiums)	gain/(loss)	depreciation	(sales)	Level 3	12/31/09	investments held at 12/31/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$(0)	$—	$—
Business Services	0	—	—	—	—	—	0	—
Cable	0	—	—	—	—	—	0	—
Computer Software and Services	25,500	—	—	—	—	—	25,500	—
Energy and Utilities: Natural Gas	1,872	—	—	—	—	—	1,872	—
Entertainment	60,790	—	—	—	—	—	60,790	—
Equipment and Supplies	0	—	—	—	—	—	0	—
Food and Beverage	0	—	—	—	—	—	0	—
Health Care	12,280	—	—	—	—	—	12,280	—
Real Estate	7,970	—	—	(6,974)	—	—	996	(6,974)

Total Common Stocks	108,412	—	—	(6,974)	—	(0)	101,438	(6,974)

Convertible Preferred Stocks:
Business Services	0	—	—	—	—	—	0	—
Warrants:
Broadcasting	1	—	—	—	—	(1)	—	—

Total Warrants	1	—	—	—	—	(1)	—	—

TOTAL INVESTMENTS IN SECURITIES	$108,413	$—	$—	$(6,974)	$—	$(1)	$101,438	$(6,974)

2. Tax Information. The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2009:

	Mighty
Expiring in	MitesSM	Equity	Balanced	Intermediate	SmallCap	Income
Fiscal Year	Fund	Fund	Fund	Bond Fund	Equity Fund	Fund

2010	—	—	—	—	$1,970,874	—
2011	—	—	—	—	4,845,486	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	—	—	—	210
2017	—	$4,107,081	$2,011,631	—	585,663	$1,094,920
These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.
Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Mighty MitesSM Fund, Equity Fund, Balanced Fund, SmallCap Equity Fund, and Income Fund deferred capital losses of $201,832, $37,433,582, $19,347,564, $964,847, and $1,502,900, respectively, and the Mighty MitesSM Fund deferred currency losses of $1,255.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/1/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 3/1/10

*	Print the name and title of each signing officer under his or her signature.